Operating Segments - Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Area (Details) - USD ($) $ in Thousands		Sep. 30, 2023	Dec. 31, 2022
Long Lived Assets [Line Items]
Total long lived assets		$ 44,036	$ 47,456
United Kingdom
Long Lived Assets [Line Items]
Total long lived assets		11,840	11,768
Canada
Long Lived Assets [Line Items]
Total long lived assets		3,801	5,800
United States of America
Long Lived Assets [Line Items]
Total long lived assets		17,766	10,774
Bulgaria
Long Lived Assets [Line Items]
Total long lived assets		4,862	8,109
Austria
Long Lived Assets [Line Items]
Total long lived assets		3,943	7,354
All Other Countries
Long Lived Assets [Line Items]
Total long lived assets	[1]	$ 1,824	$ 3,651

[1]	No single country included in the “All other countries” category comprised more than 10% of total long-lived assets.